              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                                 ON MAY 11, 2004

                                         SECURITIES ACT REGISTRATION NO. 2-82976
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3712

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /
                           PRE-EFFECTIVE AMENDMENT NO.                     / /

                        POST-EFFECTIVE AMENDMENT NO. 34                    /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / /

                                AMENDMENT NO. 37                           /X/

                        (Check appropriate box or boxes)

                                   ----------

                       DRYDEN GOVERNMENT INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
               (formerly Prudential Government Income Fund, Inc.)
                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525
                         MARGUERITE E. H. MORRISON, ESQ.

                              GATEWAY CENTER THREE,
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
                     (Name and Address of Agent for Service)
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                       date of the Registration Statement.
              It is proposed that this filing will become effective
                            (check appropriate box):

              /X/ immediately upon filing pursuant to paragraph (b)

              / / on (date) pursuant to paragraph (b)

              / / 60 days after filing pursuant to paragraph (a)(1)

              / / on (date) pursuant to paragraph (a)(1)

              / / 75 days after filing pursuant to paragraph (a)(2)
              / / on pursuant to paragraph (a)(2) of Rule 485.
              If appropriate, check the following box:
              / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 34 to the Registration Statement of Dryden Government Income Fund, Inc. (the Registrant) (File No. 2-82976) (the Amendment) is being filed solely to file Exhibit No. (m)(5) to this Registration Statement. The following items, which have been filed with the Securities and Exchange Commission (the Commission) on the dates indicated below, are incorporated by reference into this Amendment: Part A, the Prospectus of the Registrant, dated April 30, 2004, by reference to Post-Effective Amendment No. 33 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 2-82976), as supplemented on May 5, 2004; Part B, the Statement of Additional Information of the Registrant, dated April 30, 2004 (the SAI) by reference to Post-Effective Amendment No. 33 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 2-82976), as supplemented on May 5, 2004; the Registrant's financial statements for the fiscal year ended February 29, 2004, as included in the Registrant's 2003 annual report to shareholders dated February 29, 2004, filed with the Commission on April 30, 2004 (File No. 811-3712); Part C of the Registration Statement of the Registrant by reference to Post-Effective Amendment No. 33 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 2-82976), including Items 23 through 29.

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                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS.

         (a) (1) Articles of Restatement. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 30, 1996.

             (2) Articles Supplementary. Incorporated by reference to Exhibit
             (a)(3) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 14, 1999.

             (3) Articles Supplementary. Incorporated by reference to Exhibit
             (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (4) Articles of Amendment. Incorporated by reference to Exhibit
             (a)(4) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (5) Articles of Amendment and Restatement. Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (6) Articles Supplementary. Incorporated by reference to Exhibit
             (a)(6) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

        (b) Amended and Restated By-laws of the Registrant, as amended and restated on July 17, 2003. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

         (c) Instruments defining rights of holders of securities being offered. Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 5, 1994.

         (d) (1) Management Agreement between the Registrant and Prudential Investments LLC. Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on March 2, 2004.

             (2) Subadvisory Agreement between Prudential Investments LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 32 to Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on March 2, 2004.

         (e) (1) Distribution Agreement dated as of June 1, 1998 with Prudential Investment Management Services LLC. Incorporated by reference to
             Exhibit 7(b) to the Registration Statement on Form N-14 (File No. 333-64907) filed via EDGAR on October 30, 1998.

             (2) Selected Dealer Agreement. Incorporated by reference to Exhibit 7(a) to the Registration Statement on Form N-14 (File No. 333-64907) filed via EDGAR on October 30, 1998.

         (g) (1) Revised Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 2, 1997.

             (2) Special Custody Agreement among the Registrant, State Street Bank and Trust Company, and Goldman, Sachs & Co. Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 2, 1997.

             (3) Customer Agreement between the Registrant and Goldman, Sachs & Co. Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 2, 1997.

             (4) Form of Amendment to Revised Custodian Agreement. Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on November 3, 1995.

             (5) Amendment to Custodian Contract/Agreement dated as of February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 4, 2000.

             (6) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(6) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 29, 2002.

                                       C-1
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             (7) Amendment to Custodian Contract/Agreement dated as of January
             17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(7) to Post-Effective Amendment No. 30 to Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 29, 2002.

         (h) (1) Transfer Agency Agreement dated as of January 1, 1988 between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
             (File No. 2-82976) filed via EDGAR on May 2, 1997.

             (2) Amendment to Transfer Agency and Service Agreement dated as of August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc.). Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 29, 2003.

             (3) Amendment to Transfer Agency and Service Agreement dated as of September 4, 2002 by and between the Prudential and Strategic Partners Mutual Funds and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc.) Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 29, 2003.

         (i) Opinion of Piper Rudnick LLP. Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

         (j) Consent of Independent Accountants. Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

         (l) Purchase Agreement. Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on May 2, 1997.

         (m) (1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to the Registration Statement on Form N-14 (File No. 333-64907) filed via EDGAR on September 30, 1998.

             (2) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit m(2) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-82976) filed via EDGAR on April 29, 2002.

             (3) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to the Registration Statement on Form N-14 (File No. 333-64907) filed via EDGAR on September 30, 1998.

             (4) Distribution and Service Plan for Class R Shares. Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (5) Rule 12b-1 Fee Waiver for Class A, Class C and Class R Shares.*

         (n) Amended and Restated Rule 18f-3 Plan for Registrant.
             Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

         (p) (1) Code of Ethics of Registrant dated February 25, 2004. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services, LLC dated February 25, 2004. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

         (q) (1) Powers of Attorney. Incorporated by reference to Exhibit
             (q)(1) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

             (2) Powers of Attorney. Incorporated by reference to Exhibit
             (q)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-82979) filed via EDGAR on April 30, 2004.

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  *Filed herewith.




                                       C-2
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 11th day of May, 2004.

                              DRYDEN GOVERNMENT INCOME FUND, INC.

                              By:                      *
                                  ----------------------------------------------

                                          Judy A. Rice., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                   TITLE                                             DATE
               ---------                   -----                                             ----
                     *
----------------------------------------   Director
            David E. A. Carson

                     *
----------------------------------------   Vice President and Director
              Robert F. Gunia

                     *
----------------------------------------   Director
            Robert E. La Blanc

                     *
----------------------------------------   Director
          Douglas H. McCorkindale

                     *
----------------------------------------   Director
            Richard A. Redeker

                     *
----------------------------------------   President and Director
               Judy A. Rice

                     *
----------------------------------------   Director
              Robin B. Smith

                     *
----------------------------------------   Director
             Stephen Stoneburn

                     *
----------------------------------------   Director
             Clay T. Whitehead

                     *
----------------------------------------   Treasurer and Principal Financial and
              Grace C. Torres               Accounting Officer

 /s/   Marguerite E.H. Morrison
----------------------------------------                                           May 11, 2004
       Marguerite E.H. Morrison
          (Attorney-in-Fact)


                                       C-3
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                                  EXHIBIT INDEX

 m  (5) Rule 12b-1 Fee Waiver for Class A, Class C and Class R Shares.

                                       C-4